UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-21749

CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19808

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Copy to:

Lee Anne Copenhefer

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 212-326-5300

Date of fiscal year end: June 30, 2011

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Shares		Value
Common Stock — 95.5%
Consumer Discretionary — 18.7%
Automobiles & Components — 1.9%
759,400	Cooper Tire & Rubber Co.	$19,554,550

Consumer Durables & Apparel — 5.0%
1,148,100	CROCS, Inc.[1]	20,482,104
275,512	G-III Apparel Group Ltd.[1]	10,353,741
692,200	Maidenform Brands, Inc.[1]	19,776,154

		50,611,999

Consumer Services — 5.6%
283,000	Bally Technologies, Inc.[1]	10,711,550
465,000	CEC Entertainment, Inc.	17,544,450
440,700	Churchill Downs, Inc.	18,289,050
10,702	Steiner Leisure Ltd.[1]	495,074
1,031,100	Summit Hotel Properties, Inc.[1]	10,249,134

		57,289,258

Media — 1.3%
740,290	National CineMedia, Inc.	13,821,214

Retailing — 4.9%
369,300	Group 1 Automotive, Inc.	15,806,040
671,800	HSN, Inc.[1]	21,517,754
372,949	Vitamin Shoppe, Inc.[1]	12,616,865

		49,940,659

Total Consumer Discretionary		191,217,680

Consumer Staples — 3.3%
Food, Beverage & Tobacco — 3.3%
266,850	Ralcorp Holdings, Inc.[1]	18,260,546
775,490	Snyders-Lance, Inc.	15,393,476

Total Consumer Staples		33,654,022

Energy — 3.5%
2,199,400	Advantage Oil & Gas Ltd.[1]	19,728,618
537,800	Patterson-UTI Energy, Inc.	15,805,942

Total Energy		35,534,560

Financials — 15.0%
Banks — 8.9%
1,778,157	Boston Private Financial Holdings, Inc.	12,571,570
862,798	Capitol Federal Financial, Inc.[2]	9,723,733
538,683	Columbia Banking System, Inc.	10,326,553
2,009,069	First Commonwealth Financial Corp.	13,762,123
784,400	Oritani Financial Corp.	9,946,192
4,296,965	Popular, Inc.[1]	12,504,168
1,299,832	Susquehanna Bancshares, Inc.	12,153,429
566,100	Washington Federal, Inc.	9,816,174

		90,803,942

Diversified Financials — 3.0%
816,700	Investment Technology Group, Inc.[1]	14,855,773

Shares		Value
Financials — (continued)
Diversified Financials — (continued)
606,356	KBW, Inc.[2]	$15,880,464

		30,736,237

Insurance — 1.5%
403,300	Platinum Underwriters Holdings Ltd.	15,361,697

Real Estate — 1.6%
924,500	Chesapeake Lodging Trust	16,095,545

Total Financials		152,997,421

Health Care — 9.6%
Health Care Equipment & Services — 7.5%
1,161,000	CONMED Corp.[1]	30,511,080
343,700	Cooper Cos., Inc. (The)	23,869,965
1,310,100	Wright Medical Group, Inc.[1]	22,284,801

		76,665,846

Pharmaceuticals, Biotechnology & Life Sciences — 2.1%
844,350	BioMarin Pharmaceutical, Inc.[1,2]	21,218,516

Total Health Care		97,884,362

Industrials — 16.3%
Capital Goods — 10.2%
981,300	Barnes Group, Inc.[2]	20,489,544
5,361,600	Capstone Turbine Corp.[1,2]	9,704,496
255,400	Chicago Bridge & Iron Co. N.V.	10,384,564
194,093	Cubic Corp.	11,160,348
396,600	EnerSys[1]	15,764,850
1,211,800	Meritor, Inc.[1,2]	20,564,246
337,750	Moog, Inc. — Class A1	15,506,102

		103,574,150

Commercial & Professional Services — 6.1%
491,900	Acacia Research - Acacia Technologies[1]	16,832,818
297,615	G & K Services, Inc. — Class A	9,895,699
787,700	Geo Group, Inc. (The)[1]	20,196,628
749,900	Interface, Inc. — Class A	13,865,651
116,900	SFN Group, Inc.[1]	1,647,121

		62,437,917

Total Industrials		166,012,067

Information Technology — 24.5%
Semiconductors & Semiconductor Equipment — 4.9%
986,500	Atmel Corp.[1]	13,445,995
476,700	Netlogic Microsystems, Inc.[1,2]	20,030,934
566,100	Ultratech, Inc.[1]	16,643,340

		50,120,269

Software & Services — 8.2%
1,084,500	Acxiom Corp.[1]	15,562,575
1,564,850	Monster Worldwide, Inc.[1,2]	24,881,115
1,818,600	S1 Corp.[1]	12,148,248

CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Shares		Value
Information Technology — (continued)
Software & Services — (continued)
1,309,900	Sapient Corp.[1]	$14,998,355
389,370	Take-Two Interactive Software, Inc.[1,2]	5,984,617
491,200	TeleTech Holdings, Inc.[1]	9,519,456

		83,094,366

Technology Hardware & Equipment — 11.4%
553,900	Aeroflex Holding Corp.[1]	10,086,519
1,022,700	Brightpoint, Inc.[1]	11,086,068
434,622	Checkpoint Systems, Inc.[1]	9,770,302
982,900	Ciena Corp.[1,2]	25,516,084
1,831,648	Intermec, Inc.[1]	19,763,482
628,268	Mercury Computer Systems, Inc.[1]	13,294,151
962,380	Oclaro, Inc.[1,2]	11,076,994
1,556,700	Smart Technologies, Inc. — Class A1,2	15,893,907

		116,487,507

Total Information Technology		249,702,142

Materials — 3.3%
585,104	Calgon Carbon Corp.[1]	9,291,452
234,500	Carpenter Technology Corp.	10,015,495
226,471	Greif, Inc. — Class A	14,813,468

Total Materials		34,120,415

Utilities — 1.3%
448,850	UIL Holdings Corp.	13,698,902

Total Utilities		13,698,902

Total Common Stock (Cost $821,855,021)		974,821,571

Short-Term Investments — 4.9%
24,787,406	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series, 0.16%	24,787,406
24,787,405	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series, 0.15%	24,787,405

Total Short-Term Investments (Cost $49,574,811)		49,574,811

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.4% (Cost $871,429,832)		1,024,396,382

Shares		Value
Short-Term Investments Held As Collateral For Loaned Securities — 8.6%
1,653,389	Barclays Time Deposit, 0.10%, 04/01/11	$1,653,389
28,100,271	Citibank Time Deposit, 0.12%, 04/01/11	28,100,271
1,939,444	Credit Agricole Time Deposit, 0.14%, 04/01/11	1,939,444
46,222,753	Institutional Money Market Trust, 0.24%, 04/01/11	46,222,753
4,890,988	KBC Bank Time Deposit, 0.01%, 04/01/11	4,890,988
1,653,420	Nova Scotia Time Deposit, 0.08%, 04/01/11	1,653,419
1,653,420	Rabobank Time Deposit, 0.10%, 04/01/11	1,653,420
1,653,420	Royal Bank of Canada Time Deposit, 0.09%, 04/01/11	1,653,420

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $87,767,104)		87,767,104

Total Investments — 109.0%[3] (Cost $959,196,936)[3]		1,112,163,486	[4]
Liabilities in Excess of Other Assets — (9.0%)		(91,462,882)

Total Net Assets — 100.0%		$1,020,700,604

CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2011 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$974,821,571	$974,821,571	—	—
Short-Term Investments	49,574,811	49,574,811	—	—
Short-Term Investments Held as Collateral for Loaned Securities	87,767,104	87,767,104	—	—

Total	$1,112,163,486	$1,112,163,486	—	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]

The cost for Federal income tax purposes was $966,680,977. At March 31, 2011, net unrealized appreciation was $145,482,509. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $175,573,872, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $30,091,363.

[4]

At March 31, 2011, the market value of securities on loan for the CRM Small Cap Value Fund was $82,256,390. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Shares		Value
Common Stock — 95.6%
Consumer Discretionary — 17.4%
Automobiles & Components — 2.8%
730,700	Dana Holding Corp.[1]	$12,706,873
182,304	Visteon Corp.[1]	11,392,177

		24,099,050

Consumer Durables & Apparel — 7.9%
300,200	Carter’s, Inc.[1]	8,594,726
728,200	CROCS, Inc.[1]	12,991,088
421,200	Harman International Industries, Inc.	19,720,584
335,400	Stanley Black & Decker, Inc.	25,691,640

		66,998,038

Consumer Services — 1.4%
339,100	WMS Industries, Inc.[1]	11,987,185

Media — 3.2%
1,402,350	Interpublic Group of Cos., Inc. (The)	17,627,539
957,419	Live Nation Entertainment, Inc.[1]	9,574,190

		27,201,729

Retailing — 2.1%
566,900	HSN, Inc.[1]	18,157,807

Total Consumer Discretionary		148,443,809

Consumer Staples — 2.8%
Food, Beverage & Tobacco — 2.8%
242,750	Hansen Natural Corp.[1]	14,620,833
143,700	Ralcorp Holdings, Inc.[1]	9,833,391

Total Consumer Staples		24,454,224

Energy — 3.2%
150,000	Oceaneering International, Inc.[1]	13,417,500
462,900	Patterson-UTI Energy, Inc.[2]	13,604,631

Total Energy		27,022,131

Financials — 14.7%
Banks — 9.5%
928,100	Associated Banc-Corp.	13,782,285
328,800	Comerica, Inc.[2]	12,073,536
1,214,200	Fifth Third Bancorp	16,853,096
3,399,000	Popular, Inc.[1]	9,891,090
1,647,050	TFS Financial Corp.	17,491,671
965,100	Umpqua Holdings Corp.	11,040,744

		81,132,422

Diversified Financials — 1.2%
252,900	Lazard Ltd. — Class A	10,515,582

Insurance — 2.6%
136,200	Allied World Assurance Co. Holdings Ltd.	8,538,378
197,200	RenaissanceRe Holdings Ltd.	13,604,828

		22,143,206

Shares		Value
Financials — (continued)
Real Estate — 1.4%
26,400	Jones Lang LaSalle, Inc.	$2,633,136
144,100	Rayonier, Inc.	8,978,871

		11,612,007

Total Financials		125,403,217

Health Care — 9.9%
Health Care Equipment & Services — 7.8%
111,100	C.R. Bard, Inc.[2]	11,033,341
463,400	CareFusion Corp.[1]	13,067,880
498,750	CIGNA Corp.	22,084,650
296,300	Cooper Cos., Inc. (The)	20,578,035

		66,763,906

Pharmaceuticals, Biotechnology & Life Sciences — 2.1%
704,400	BioMarin Pharmaceutical, Inc.[1]	17,701,572

Total Health Care		84,465,478

Industrials — 16.8%
Capital Goods — 9.9%
681,800	Aecom Technology Corp.[1]	18,906,314
249,900	IDEX Corp.	10,908,135
281,100	Moog, Inc. — Class A1	12,905,301
280,800	Pentair, Inc.	10,611,432
176,700	Regal-Beloit Corp.	13,045,761
285,984	WESCO International, Inc.[1]	17,874,000

		84,250,943

Commercial & Professional Services — 6.9%
490,500	Avery Dennison Corp.	20,581,380
96,450	Dun & Bradstreet Corp.	7,739,148
572,300	Equifax, Inc.	22,233,855
141,600	Manpower, Inc.	8,903,808

		59,458,191

Total Industrials		143,709,134

Information Technology — 15.8%
Semiconductors & Semiconductor Equipment — 4.6%
2,647,540	LSI Corp.[1]	18,003,272
204,100	Netlogic Microsystems, Inc.[1]	8,576,282
1,258,350	ON Semiconductor Corp.[1]	12,419,914

		38,999,468

Software & Services — 8.9%
124,500	Alliance Data Systems Corp.[1,2]	10,693,305
392,850	BMC Software, Inc.[1]	19,540,359
371,850	IAC/InterActiveCorp.[1]	11,486,447
1,306,650	Monster Worldwide, Inc.[1,2]	20,775,735
594,090	Parametric Technology Corp.[1]	13,361,084

		75,856,930

Technology Hardware & Equipment — 2.3%
525,500	Ciena Corp.[1,2]	13,641,980

CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Shares		Value
Information Technology — (continued)
Technology Hardware & Equipment — (continued)
160,400	Zebra Technologies Corp. — Class A1	$6,294,096

		19,936,076

Total Information Technology		134,792,474

Materials — 7.2%
200,822	Albemarle Corp.	12,003,131
250,600	Ashland, Inc.	14,474,656
404,700	Cytec Industries, Inc.	22,003,539
195,250	Greif, Inc. — Class A	12,771,302

Total Materials		61,252,628

Utilities — 7.8%
619,350	American Water Works Co., Inc.	17,372,768
559,000	CMS Energy Corp.[2]	10,978,760
1,081,200	NV Energy, Inc.	16,099,068
267,400	OGE Energy Corp.	13,519,744
287,100	UIL Holdings Corp.	8,762,292

Total Utilities		66,732,632

Total Common Stock (Cost $689,723,207)		816,275,727

Short-Term Investments — 3.1%
13,286,545	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series, 0.16%	13,286,545
13,286,545	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series, 0.15%	13,286,545

Total Short-Term Investments (Cost $26,573,090)		26,573,090

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 98.7% (Cost $716,296,297)		842,848,817

Shares		Value
Short-Term Investments Held As Collateral For Loaned Securities — 2.7%
435,966	Barclays Time Deposit, 0.10%, 04/01/11	$435,965
7,409,479	Citibank Time Deposit, 0.12%, 04/01/11	7,409,479
511,392	Credit Agricole Time Deposit, 0.14%, 04/01/11	511,392
12,188,014	Institutional Money Market Trust, 0.24%, 04/01/11	12,188,014
1,289,656	KBC Bank Time Deposit, 0.01%, 04/01/11	1,289,656
435,974	Nova Scotia Time Deposit, 0.08%, 04/01/11	435,974
435,974	Rabobank Time Deposit, 0.10%, 04/01/11	435,974
435,974	Royal Bank of Canada Time Deposit, 0.09%, 04/01/11	435,974

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $23,142,428)		23,142,428

Total Investments — 101.4% (Cost $739,438,725)[3]		865,991,245	[4]
Liabilities in Excess of Other Assets — (1.4%)		(12,132,460)

Total Net Assets — 100.0%		$853,858,785

CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2011 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$816,275,727	$816,275,727	—	—
Short-Term Investments	26,573,090	26,573,090	—	—
Short-Term Investments Held as Collateral for Loaned Securities	23,142,428	23,142,428	—	—

Total	$865,991,245	$865,991,245	—	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
3	The cost for Federal income tax purposes was $746,027,434. At March 31, 2011, net unrealized appreciation was $119,963,811. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $133,541,633, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $13,577,822.
4	At March 31, 2011, the market value of securities on loan for the CRM Small/Mid Cap Value Fund was $22,541,751. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Shares		Value
Common Stock — 95.8%
Consumer Discretionary — 15.0%
Automobiles & Components — 1.5%
984,900	Visteon Corp.[1,2]	$61,546,401

Consumer Durables & Apparel — 6.2%
1,331,700	Hasbro, Inc.	62,376,828
3,811,334	Newell Rubbermaid, Inc.	72,910,819
1,628,111	Stanley Black & Decker, Inc.	124,713,303

		260,000,950

Consumer Services — 0.8%
1,557,468	Intercontinental Hotels Group PLC, ADR[2,3,4]	32,286,312

Media — 5.6%
2,445,400	CBS Corp. — Class B	61,232,816
3,337,600	Interpublic Group of Cos., Inc. (The)	41,953,632
2,813,285	Viacom, Inc. — Class B	130,874,018

		234,060,466

Retailing — 0.9%
937,248	Guess?, Inc.[2]	36,880,709

Total Consumer Discretionary		624,774,838

Consumer Staples — 5.3%
Food & Staples Retailing — 1.0%
1,797,168	Kroger Co. (The)[2]	43,078,117

Food, Beverage & Tobacco — 4.3%
2,408,400	Coca-Cola Enterprises, Inc.	65,749,320
880,775	Mead Johnson Nutrition Co.	51,023,296
1,273,045	Molson Coors Brewing Co. — Class B	59,693,080

		176,465,696

Total Consumer Staples		219,543,813

Energy — 8.3%
990,610	Baker Hughes, Inc.	72,740,492
1,381,100	Cameron International Corp.[1,2]	78,860,810
4,691,500	El Paso Corp.	84,447,000
1,129,600	Plains Exploration & Production Co.[1]	40,925,408
2,936,500	Weatherford International Ltd.[1]	66,364,900

Total Energy		343,338,610

Financials — 11.7%
Banks — 5.3%
1,817,000	Comerica, Inc.	66,720,240
5,881,500	Fifth Third Bancorp	81,635,220
2,444,585	SunTrust Banks, Inc.	70,501,831

		218,857,291

Diversified Financials — 3.1%
1,484,700	Ameriprise Financial, Inc.	90,685,476
1,111,672	NYSE Euronext	39,097,504

		129,782,980

Shares		Value
Financials — (continued)
Insurance — 3.3%
1,539,000	Willis Group Holdings PLC[4]	$62,114,040
3,017,816	XL Group PLC[4]	74,238,274

		136,352,314

Total Financials		484,992,585

Health Care — 13.9%
Health Care Equipment & Services — 11.4%
534,987	C.R. Bard, Inc.[2]	53,129,559
2,233,987	CareFusion Corp.[1]	62,998,434
1,431,000	CIGNA Corp.	63,364,680
2,622,677	St. Jude Medical, Inc.	134,438,423
1,282,063	Stryker Corp.	77,949,430
1,317,200	Zimmer Holdings, Inc.[1,2]	79,730,116

		471,610,642

Pharmaceuticals, Biotechnology & Life Sciences — 2.5%
1,887,519	Hospira, Inc.[1]	104,191,049

Total Health Care		575,801,691

Industrials — 13.2%
Capital Goods — 7.8%
785,900	Dover Corp.	51,665,066
1,506,700	Navistar International Corp.[1]	104,459,511
3,733,385	Tyco International Ltd.	167,143,647

		323,268,224

Commercial & Professional Services — 5.4%
2,340,780	Avery Dennison Corp.	98,219,129
704,204	Manpower, Inc.	44,280,347
2,719,900	Republic Services, Inc.	81,705,796

		224,205,272

Total Industrials		547,473,496

Information Technology — 15.7%
Semiconductors & Semiconductor Equipment — 2.1%
12,910,945	LSI Corp.[1]	87,794,426

Software & Services — 8.6%
606,750	Alliance Data Systems Corp.[1,2]	52,113,757
2,075,354	BMC Software, Inc.[1]	103,228,108
1,927,400	Fidelity National Information Services, Inc.	63,006,706
2,625,104	Parametric Technology Corp.[1]	59,038,589
853,200	Red Hat, Inc.[1]	38,726,748
1,927,754	Western Union Co. (The)	40,039,451

		356,153,359

Technology Hardware & Equipment — 5.0%
2,818,400	Motorola Solutions, Inc.[1]	125,954,296
2,392,600	TE Connectivity Ltd.	83,310,332

		209,264,628

Total Information Technology		653,212,413

Materials — 7.2%
772,600	Air Products & Chemicals, Inc.	69,673,068

CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Shares		Value
Materials — (continued)
580,700	Airgas, Inc.	$38,570,094
943,800	Allegheny Technologies, Inc.[2]	63,914,136
1,100,800	Ashland, Inc.	63,582,208
1,134,200	Crown Holdings, Inc.[1]	43,757,436
244,850	FMC Corp.	20,795,110

Total Materials		300,292,052

Utilities — 5.5%
1,838,993	American Water Works Co., Inc.	51,583,753
3,112,587	CMS Energy Corp.[2]	61,131,209
1,995,300	Edison International	73,008,027
1,646,800	PPL Corp.	41,664,040

Total Utilities		227,387,029

Total Common Stock (Cost $3,237,267,025)		3,976,816,527

Short-Term Investments — 4.8%
100,434,330	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series, 0.16%	100,434,330
100,434,328	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series, 0.15%	100,434,328

Total Short-Term Investments (Cost $200,868,658)		200,868,658

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.6% (Cost $3,438,135,683)		4,177,685,185

Short-Term Investments Held As Collateral For Loaned Securities — 3.0%
2,323,562	Barclays Time Deposit, 0.10%, 04/01/11	2,323,562
39,490,250	Citibank Time Deposit, 0.12%, 04/01/11	39,490,250
2,725,565	Credit Agricole Time Deposit, 0.14%, 04/01/11	2,725,565
64,958,379	Institutional Money Market Trust, 0.24%, 04/01/11	64,958,379
6,873,469	KBC Bank Time Deposit, 0.01%, 04/01/11	6,873,469
2,323,606	Nova Scotia Time Deposit, 0.08%, 04/01/11	2,323,606
2,323,606	Rabobank Time Deposit, 0.10%, 04/01/11	2,323,606
2,323,607	Royal Bank of Canada Time Deposit, 0.09%, 04/01/11	2,323,607

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $123,342,044)		123,342,044

	Value
Total Investments — 103.6% (Cost $3,561,477,727)[5]	$4,301,027,229	[6]
Liabilities in Excess of Other Assets — (3.6%)	(148,378,620)

Total Net Assets — 100.0%	$4,152,648,609

CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2011 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$3,976,816,527	$3,976,816,527	—	—
Short-Term Investments	200,868,658	200,868,658	—	—
Short-Term Investments Held as Collateral for Loaned Securities	123,342,044	123,342,044	—	—

Total	$4,301,027,229	$4,301,027,229	—	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	ADR — American Depository Receipt.
[4]	PLC — Public Limited Company.
[5]

The cost for Federal income tax purposes was $3,591,277,855 . At March 31, 2011, net unrealized appreciation was $709,749,374 . This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $748,889,975 , and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $39,140,601.

[6]

At March 31, 2011, the market value of securities on loan for the CRM Mid Cap Value Fund was $119,725,506. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Shares		Value
Common Stock — 95.9%
Consumer Discretionary — 16.2%
Automobiles & Components — 2.8%
59,200	General Motors Co.[1]	$1,836,976

Consumer Durables & Apparel — 5.2%
30,300	Harman International Industries, Inc.	1,418,646
25,800	Stanley Black & Decker, Inc.	1,976,280

		3,394,926

Consumer Services — 3.0%
25,400	Carnival Corp.	974,344
13,500	McDonald’s Corp.	1,027,215

		2,001,559

Media — 3.2%
44,800	Viacom, Inc. — Class B	2,084,096

Retailing — 2.0%
26,000	Target Corp.	1,300,260

Total Consumer Discretionary		10,617,817

Consumer Staples — 7.5%
Food, Beverage & Tobacco — 7.5%
24,500	Anheuser-Busch InBev NV, ADR[2]	1,400,665
38,300	Coca-Cola Enterprises, Inc.	1,045,590
17,500	Hansen Natural Corp.[1]	1,054,025
22,300	PepsiCo, Inc.	1,436,343

Total Consumer Staples		4,936,623

Energy — 10.2%
15,600	Baker Hughes, Inc.	1,145,508
24,900	Marathon Oil Corp.	1,327,419
14,400	Occidental Petroleum Corp.	1,504,656
64,200	Talisman Energy, Inc.	1,585,740
48,700	Weatherford International Ltd.[1]	1,100,620

Total Energy		6,663,943

Financials — 14.6%
Banks — 2.0%
20,700	PNC Financial Services Group, Inc.	1,303,893

Diversified Financials — 6.8%
19,500	American Express Co.	881,400
96,400	Bank of America Corp.	1,285,012
3,360	BlackRock, Inc.	675,394
363,600	Citigroup, Inc.[1]	1,607,112

		4,448,918

Insurance — 5.8%
22,300	MetLife, Inc.	997,479
26,300	Prudential Financial, Inc.	1,619,554
49,900	XL Group PLC[3]	1,227,540

		3,844,573

Total Financials		9,597,384

Shares		Value
Health Care — 15.4%
Health Care Equipment & Services — 11.0%
35,900	CareFusion Corp.[1]	$1,012,380
26,200	Covidien PLC[3]	1,360,828
17,300	McKesson Corp.	1,367,565
44,200	St. Jude Medical, Inc.	2,265,692
20,200	Stryker Corp.	1,228,160

		7,234,625

Pharmaceuticals, Biotechnology & Life Sciences — 4.4%
30,000	Hospira, Inc.[1]	1,656,000
34,800	Roche Holding AG, ADR[2]	1,251,060

		2,907,060

Total Health Care		10,141,685

Industrials — 11.3%
Capital Goods — 8.9%
73,600	General Electric Co.	1,475,680
13,700	Ingersoll-Rand PLC[3]	661,847
6,900	Precision Castparts Corp.	1,015,542
59,700	Tyco International Ltd.	2,672,769

		5,825,838

Commercial & Professional Services — 2.4%
37,900	Avery Dennison Corp.	1,590,284

Total Industrials		7,416,122

Information Technology — 15.9%
Software & Services — 11.0%
32,900	BMC Software, Inc.[1]	1,636,446
2,950	Google, Inc. — Class A1	1,729,320
30,500	Oracle Corp.	1,017,785
13,500	Red Hat, Inc.[1]	612,765
11,300	Visa, Inc. — Class A	831,906
82,130	Yahoo!, Inc.[1]	1,367,464

		7,195,686

Technology Hardware & Equipment — 4.9%
30,100	Hewlett-Packard Co.	1,233,197
44,500	Motorola Solutions, Inc.[1]	1,988,705

		3,221,902

Total Information Technology		10,417,588

Materials — 3.4%
23,400	Cytec Industries, Inc.	1,272,258
26,100	Dow Chemical Co. (The)	985,275

Total Materials		2,257,533

Utilities — 1.4%
25,300	Edison International	925,727

Total Utilities		925,727

Total Common Stock (Cost $54,162,839)		62,974,422

CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2011 (Unaudited)

Shares		Value
Short-Term Investments — 4.1%
1,355,511	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series, 0.16%	$1,355,511
1,355,511	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series, 0.15%	1,355,511

Total Short-Term Investments (Cost $2,711,022)		2,711,022

Total Investments — 100.0% (Cost $56,873,861)[4]		65,685,444
Liabilities in Excess of Other Assets — 0.0%		(21,999)

Total Net Assets — 100.0%		$65,663,445

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$62,974,422	$62,974,422	—	—
Short-Term Investments	2,711,022	2,711,022	—	—

Total	$65,685,444	$65,685,444	—	—

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]

The cost for Federal income tax purposes was $57,375,501. At March 31, 2011, net unrealized appreciation was $8,309,943. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $9,156,936, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $846,993.

CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Shares		Value
Common Stock — 94.1%
Consumer Discretionary — 15.8%
Automobiles & Components — 3.7%
26,400	General Motors Co.[1]	$819,192
6,200	Visteon Corp.[1]	387,438

		1,206,630

Consumer Durables & Apparel — 7.0%
26,800	CROCS, Inc.[1]	478,112
16,400	Harman International Industries, Inc.	767,848
13,300	Stanley Black & Decker, Inc.	1,018,780

		2,264,740

Media — 3.1%
21,700	Viacom, Inc. — Class B	1,009,484

Retailing — 2.0%
20,500	HSN, Inc.[1]	656,615

Total Consumer Discretionary		5,137,469

Consumer Staples — 7.1%
Food, Beverage & Tobacco — 7.1%
10,900	Anheuser-Busch InBev NV, ADR[2]	623,153
17,350	Coca-Cola Enterprises, Inc.	473,655
10,900	PepsiCo, Inc.	702,069
26,000	Snyders-Lance, Inc.	516,100

Total Consumer Staples		2,314,977

Energy — 7.0%
69,100	Advantage Oil & Gas Ltd.[1]	619,827
6,400	Baker Hughes, Inc.	469,952
29,750	Talisman Energy, Inc.	734,825
20,750	Weatherford International Ltd.[1]	468,950

Total Energy		2,293,554

Financials — 10.5%
Banks — 4.1%
7,600	PNC Financial Services Group, Inc.	478,724
79,100	TFS Financial Corp.	840,042

		1,318,766

Diversified Financials — 4.5%
43,850	Bank of America Corp.	584,520
133,200	Citigroup, Inc.[1]	588,744
8,180	NYSE Euronext	287,691

		1,460,955

Insurance — 1.9%
14,200	MetLife, Inc.	635,166

Total Financials		3,414,887

Health Care — 13.7%
Health Care Equipment & Services — 12.1%
23,600	CONMED Corp.[1]	620,208
11,400	Cooper Cos., Inc. (The)	791,730
6,200	McKesson Corp.	490,110

Shares		Value
Health Care — (continued)
Health Care Equipment & Services — (continued)
18,600	St. Jude Medical, Inc.	$953,436
9,500	Stryker Corp.	577,600
29,800	Wright Medical Group, Inc.[1]	506,898

		3,939,982

Pharmaceuticals, Biotechnology & Life Sciences — 1.6%
21,150	BioMarin Pharmaceutical, Inc.[1]	531,499

Total Health Care		4,471,481

Industrials — 12.8%
Capital Goods — 8.3%
23,000	Barnes Group, Inc.	480,240
26,900	Meritor, Inc.[1]	456,493
28,300	Tyco International Ltd.	1,266,991
8,100	WESCO International, Inc.[1]	506,250

		2,709,974

Commercial & Professional Services — 4.5%
18,500	Avery Dennison Corp.	776,260
17,800	Equifax, Inc.	691,530

		1,467,790

Total Industrials		4,177,764

Information Technology — 22.4%
Semiconductors & Semiconductor Equipment — 3.8%
98,750	LSI Corp.[1]	671,500
13,700	Netlogic Microsystems, Inc.[1]	575,674

		1,247,174

Software & Services — 9.3%
5,500	Alliance Data Systems Corp.[1]	472,395
12,800	BMC Software, Inc.[1]	636,672
1,275	Google, Inc. — Class A1	747,418
48,500	Monster Worldwide, Inc.[1]	771,150
56,900	S1 Corp.[1]	380,092

		3,007,727

Technology Hardware & Equipment — 9.3%
29,200	Ciena Corp.[1]	758,032
15,900	Hewlett-Packard Co.	651,423
63,400	Intermec, Inc.[1]	684,086
20,800	Motorola Solutions, Inc.[1]	929,552

		3,023,093

Total Information Technology		7,277,994

Materials — 3.1%
7,600	Allegheny Technologies, Inc.	514,672
9,000	Cytec Industries, Inc.	489,330

Total Materials		1,004,002

Utilities — 1.7%
14,700	Edison International	537,873

CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2011 (Unaudited)

Shares		Value
Utilities — (continued)
Total Utilities		$537,873

Total Common Stock (Cost $26,687,500)		30,630,001

Short-Term Investments — 5.1%
819,561	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series, 0.16%	819,561
819,561	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series, 0.15%	819,561

Total Short-Term Investments (Cost $1,639,122)		1,639,122

Total Investments — 99.2% (Cost $28,326,622)[3]		32,269,123
Other Assets in Excess of Liabilities — 0.8%		269,350

Total Net Assets — 100.0%		$32,538,473

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$30,630,001	$30,630,001	—	—
Short-Term Investments	1,639,122	1,639,122	—	—

Total	$32,269,123	$32,269,123	—	—

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]

The cost for Federal income tax purposes was $28,423,975. At March 31, 2011, net unrealized appreciation was $3,845,148. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $4,339,443, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $494,295.

CRM Funds

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Shares		Value
Common Stock — 93.9%
Austria — 1.5%
18,240	Andritz AG1	$1,700,646

Total Austria		1,700,646

Belgium — 1.3%
26,475	Anheuser-Busch InBev N.V	1,508,124

Total Belgium		1,508,124

Bermuda — 1.9%
58,650	Seadrill Ltd.	2,121,061

Total Bermuda		2,121,061

Brazil — 4.5%
104,600	Cosan SA Industria e Comercio	1,627,958
39,000	Petroleo Brasileiro SA, ADR[2]	1,576,770
64,100	Vale SA, ADR[2]	1,892,232

Total Brazil		5,096,960

Canada — 7.9%
34,200	Canadian Natural Resources Ltd.	1,691,127
12,800	First Quantum Minerals Ltd.	1,655,880
39,500	Suncor Energy, Inc.	1,771,491
73,900	Talisman Energy, Inc.	1,827,110
36,200	Teck Resources Ltd. — Class B	1,918,843

Total Canada		8,864,451

France — 5.0%
79,800	AXA SA	1,667,542
17,690	Technip SA	1,886,529
18,810	Vallourec SA	2,110,200

Total France		5,664,271

Germany — 2.9%
20,900	BASF SE	1,807,668
10,600	Siemens AG	1,452,802

Total Germany		3,260,470

Hong Kong — 1.6%
1,072,000	Noble Group Ltd.	1,819,976

Total Hong Kong		1,819,976

India — 1.6%
127,070	Tata Steel Ltd.	1,773,053

Total India		1,773,053

Indonesia — 1.6%
2,365,500	Bank Mandiri Tbk PT	1,847,304

Total Indonesia		1,847,304

Japan — 9.5%
71,400	Bridgestone Corp.	1,496,155
83,000	JGC Corp.	1,942,787
170,900	Kuraray Co. Ltd.	2,202,510
98,200	Nikon Corp.	2,024,682
8,900	SMC Corp.	1,464,787
44,600	Sysmex Corp.	1,577,461

Total Japan		10,708,382

Shares		Value
Netherlands — 4.7%
218,450	Aegon NV1	$1,635,852
146,615	ING Groep N.V.[1]	1,855,699
61,940	SBM Offshore N.V	1,797,754

Total Netherlands		5,289,305

Peru — 1.8%
19,700	Credicorp Ltd.	2,067,121

Total Peru		2,067,121

Singapore — 1.2%
137,000	Keppel Corp. Ltd.	1,336,850

Total Singapore		1,336,850

South Africa — 1.7%
65,740	Impala Platinum Holdings Ltd.	1,902,136

Total South Africa		1,902,136

South Korea — 1.2%
3,010	POSCO	1,385,706

Total South Korea		1,385,706

Switzerland — 3.6%
5,965	Syngenta AG	1,938,544
47,100	Tyco International Ltd.	2,108,667

Total Switzerland		4,047,211

Taiwan — 1.5%
696,000	Synnex Technology International Corp.	1,623,641

Total Taiwan		1,623,641

United Kingdom — 8.1%
1,182,165	Barratt Developments PLC[1,3]	2,087,981
380,725	Morgan Crucible Co. PLC[3]	1,812,133
63,532	Subsea 7 SA	1,604,886
103,310	Travis Perkins PLC[3]	1,683,826
70,926	Whitbread PLC[3]	1,877,372

Total United Kingdom		9,066,198

United States — 30.8%
41,300	Avery Dennison Corp.	1,732,948
32,750	BMC Software, Inc.[1]	1,628,985
35,500	Carnival Corp.	1,361,780
56,000	Ciena Corp.[1]	1,453,760
47,800	Coca-Cola Enterprises, Inc.	1,304,940
59,200	CROCS, Inc.[1]	1,056,128
28,700	Cytec Industries, Inc.	1,560,419
47,700	General Motors Co.[1]	1,480,131
2,560	Google, Inc. — Class A1	1,500,698
32,400	Harman International Industries, Inc.	1,516,968
34,800	Hewlett-Packard Co.	1,425,756
30,100	Hospira, Inc.[1]	1,661,520
49,900	HSN, Inc.[1]	1,598,297
240,900	LSI Corp.[1]	1,638,120
89,400	Monster Worldwide, Inc.[1]	1,421,460

CRM Funds

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2011 (Unaudited)

Shares		Value
United States — (continued)
40,800	Motorola Solutions, Inc.[1]	$1,823,352
16,800	PNC Financial Services Group, Inc.	1,058,232
22,100	Prudential Financial, Inc.	1,360,918
42,900	St. Jude Medical, Inc.	2,199,054
24,800	Stanley Black & Decker, Inc.	1,899,680
31,500	Viacom, Inc. — Class B	1,465,380
19,200	Visteon Corp.[1]	1,199,808
21,200	Zimmer Holdings, Inc.[1]	1,283,236

Total United States		34,631,570

Total Common Stock (Cost $95,390,062)		105,714,436

Preferred Stock — 1.2%
Brazil — 1.2%
104,200	Banco do Estado do Rio Grande do Sul
(Cost $1,038,407)		1,300,067

Short-Term Investments — 3.8%
2,147,116	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series, 0.16%	2,147,116
2,147,116	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series, 0.15%	2,147,116

Total Short-Term Investments (Cost $4,294,232)		4,294,232

Total Investments — 98.9% (Cost $100,722,701)[4]		111,308,735
Other Assets in Excess of Liabilities — 1.1%		1,235,629

Total Net Assets — 100.0%		$112,544,364

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$105,714,436	$105,714,436	—	—
Preferred Stock	1,300,067	1,300,067	—	—
Short-Term Investments	4,294,232	4,294,232	—	—

Total	$111,308,735	$111,308,735	—	—

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were deemed not to have occurred at March 31, 2011 and therefore the Fund did not utilize the external pricing service model adjustments. As a result, securities still held by the Fund were transferred from Level 2 into Level 1 with an end of period value of $20,803,268.

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]

The cost for Federal income tax purposes was $100,897,541. At March 31, 2011, net unrealized appreciation was $10,411,194 . This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $11,486,070 , and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,074,876.

CRM Funds

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Shares		Value
Common Stock — 94.4%
Austria — 1.7%
4,010	Andritz AG1	$373,881

Total Austria		373,881

Belgium — 1.8%
6,835	Anheuser-Busch InBev N.V.	389,350

Total Belgium		389,350

Bermuda — 1.9%
11,300	Seadrill Ltd.	408,662

Total Bermuda		408,662

Brazil — 8.8%
26,300	BR Properties SA	276,749
21,000	Cosan SA Industria e Comercio	326,837
23,700	Diagnosticos da America SA	303,390
18,000	Estacio Participacoes SA	295,030
7,600	Petroleo Brasileiro SA, ADR[2]	307,268
14,160	Vale SA, ADR[2]	418,003

Total Brazil		1,927,277

Canada — 8.0%
6,600	Canadian Natural Resources Ltd.	326,358
2,465	First Quantum Minerals Ltd.	318,886
7,500	Suncor Energy, Inc.	336,359
16,900	Talisman Energy, Inc.	417,837
6,335	Teck Resources Ltd. — Class B	335,798

Total Canada		1,735,238

France — 8.4%
15,390	AXA SA	321,597
7,020	Publicis Groupe SA	393,720
12,270	Rhodia SA	359,256
3,364	Technip SA	358,750
3,580	Vallourec SA	401,622

Total France		1,834,945

Germany — 12.7%
4,275	BASF SE	369,750
4,165	Bayer AG	322,519
5,570	Hannover Rueckversicherung AG	304,107
6,695	Henkel AG & Co. KGaA	414,725
2,198	Linde AG	347,166
4,945	MTU Aero Engines Holding AG	335,334
6,260	SAP AG	383,255
2,050	Siemens AG	280,966

Total Germany		2,757,822

Hong Kong — 1.6%
206,454	Noble Group Ltd.	350,505

Total Hong Kong		350,505

India — 1.6%
25,635	Tata Steel Ltd.	357,694

Total India		357,694

Shares		Value
Indonesia — 1.7%
463,000	Bank Mandiri Tbk PT	$361,573

Total Indonesia		361,573

Japan — 16.5%
40,000	Asahi Kasei Corp.	269,776
13,700	Bridgestone Corp.	287,077
16,000	JGC Corp.	374,513
8,400	Komatsu Ltd.	285,285
32,800	Kuraray Co. Ltd.	422,717
13,300	Nabtesco Corp.	334,499
18,800	Nikon Corp.	387,617
21,500	Seiko Epson Corp.	344,290
4,900	Shin-Etsu Chemical Co. Ltd.	243,586
19,200	Stanley Electric Co. Ltd.	317,384
9,200	Sysmex Corp.	325,396

Total Japan		3,592,140

Netherlands — 5.9%
42,285	Aegon NV1	316,649
28,525	ING Groep N.V.[1]	361,040
7,400	Royal Dutch Shell PLC[3]	268,763
11,965	SBM Offshore N.V	347,273

Total Netherlands		1,293,725

Peru — 1.8%
3,770	Credicorp Ltd.	395,586

Total Peru		395,586

Singapore — 2.8%
32,000	Keppel Corp. Ltd.	312,257
40,000	Oversea-Chinese Banking Corp. Ltd.	304,006

Total Singapore		616,263

South Africa — 1.7%
13,020	Impala Platinum Holdings Ltd.	376,724

Total South Africa		376,724

South Korea — 1.2%
586	POSCO	269,775

Total South Korea		269,775

Switzerland — 1.7%
1,155	Syngenta AG	375,359

Total Switzerland		375,359

Taiwan — 1.5%
143,000	Synnex Technology International Corp.	333,593

Total Taiwan		333,593

United Arab Emirates — 1.3%
28,495	Dragon Oil PLC[1,3]	273,357

Total United Arab Emirates		273,357

United Kingdom — 11.8%
95,100	Aberdeen Asset Management PLC[3]	321,597

CRM Funds

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2011 (Unaudited)

Shares		Value
United Kingdom — (continued)
60,400	Barclays PLC[3]	$268,930
229,170	Barratt Developments PLC[1,3]	404,768
29,805	Compass Group PLC[3]	267,994
72,095	Morgan Crucible Co. PLC[3]	343,150
12,337	Subsea 7 SA	311,646
18,215	Travis Perkins PLC[3]	296,882
13,375	Whitbread PLC[3]	354,029

Total United Kingdom		2,568,996

Total Common Stock (Cost $18,792,841)		20,592,465

Preferred Stock — 1.2%
Brazil — 1.2%
20,200	Banco do Estado do Rio Grande do Sul
(Cost $200,991)		252,028

Short-Term Investments — 3.7%
400,816	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series, 0.16%	400,816
400,815	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series, 0.15%	400,815

Total Short-Term Investments (Cost $801,631)		801,631

Total Investments — 99.3% (Cost $19,795,463)[4]		21,646,124
Other Assets in Excess of Liabilities — 0.7%		160,773

Total Net Assets — 100.0%		$21,806,897

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$20,592,465	$20,592,465	—	—
Preferred Stock	252,028	252,028	—	—
Short-Term Investments	801,631	801,631	—	—

Total	$21,646,124	$21,646,124	—	—

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were deemed not to have occurred at March 31, 2011 and therefore the Fund did not utilize the external pricing service model adjustments. As a result, securities still held by the Fund were transferred from Level 2 into Level 1 with an end of period value of $5,787,021.

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]

The cost for Federal income tax purposes was $19,837,169. At March 31, 2011, net unrealized appreciation was $1,808,955. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,975,989, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $167,034.

CRM Funds

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive and Principal Financial Officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CRM Mutual Fund Trust

By (Signature and Title)*	/s/ Ronald H. McGlynn Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date	May 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date	May 6, 2011

By (Signature and Title)*	/s/ Carlos A. Leal
Carlos A. Leal, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date	May 6, 2011

* Print the name and title of each signing officer under his or her signature.